Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions
Staff benefits provisions	$ 341	$ 355
Other provisions	7	17
Total provisions	$ 348	$ 372	$ 350